Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 36.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	101,218	$1,003,071
Guggenheim Strategy Fund II1	40,205	989,046
Total Mutual Funds
(Cost $2,010,290)		1,992,117

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	$200,000	199,561
Total U.S. Treasury Bills
(Cost $199,561)		199,561

REPURCHASE AGREEMENTS††,4 - 73.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	2,317,566	2,317,566
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	891,372	891,372
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	807,951	807,951
Total Repurchase Agreements
(Cost $4,016,889)		4,016,889
Total Investments - 114.0%
(Cost $6,226,740)		$6,208,567
Other Assets & Liabilities, net - (14.0)%		(761,120)
Total Net Assets - 100.0%		$5,447,447

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	38	Apr 2024	$5,526,150	$183,107

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at March 31, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,992,117	$—	$—	$1,992,117
U.S. Treasury Bills	—	199,561	—	199,561
Repurchase Agreements	—	4,016,889	—	4,016,889
Commodity Futures Contracts**	183,107	—	—	183,107
Total Assets	$2,175,224	$4,216,450	$—	$6,391,674

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,384,699	$–	$(400,000)	$(7,926)	$12,273	$989,046	40,205	$16,868
Guggenheim Ultra Short Duration Fund — Institutional Class	1,395,784	–	(400,000)	(4,075)	11,362	1,003,071	101,218	15,737
	$2,780,483	$–	$(800,000)	$(12,001)	$23,635	$1,992,117		$32,605

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 16.8%
Guggenheim Strategy Fund III[1]	235,195	$5,802,265
Guggenheim Strategy Fund II1	166,856	4,104,655
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,551,793
Total Mutual Funds
(Cost $12,548,781)		12,458,713

	Face Amount
U.S. TREASURY BILLS†† - 17.8%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	$13,212,000	13,182,991
Total U.S. Treasury Bills
(Cost $13,183,016)		13,182,991

REPURCHASE AGREEMENTS††,4 - 64.5%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	27,651,516	27,651,516
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	10,635,198	10,635,198
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	9,639,887	9,639,887
Total Repurchase Agreements
(Cost $47,926,601)		47,926,601
Total Investments - 99.1%
(Cost $73,658,398)		$73,568,305
Other Assets & Liabilities, net - 0.9%		693,695
Total Net Assets - 100.0%		$74,262,000

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	25	Jun 2024	$4,561,984	$191,458
Dow Jones Industrial Average Index Mini Futures Contracts	94	Jun 2024	18,873,320	186,989
DAX Index Futures Contracts	14	Jun 2024	7,093,278	170,886
Euro STOXX 50 Index Futures Contracts	106	Jun 2024	5,774,644	110,620
S&P 500 Index Mini Futures Contracts	69	Jun 2024	18,303,975	103,799
S&P/TSX 60 IX Index Futures Contracts	19	Jun 2024	3,764,582	80,563
Russell 2000 Index Mini Futures Contracts	71	Jun 2024	7,615,105	54,386
FTSE 100 Index Futures Contracts	22	Jun 2024	2,220,659	43,991
S&P MidCap 400 Index Mini Futures Contracts	19	Jun 2024	5,844,020	30,585
CAC 40 10 Euro Index Futures Contracts	19	Apr 2024	1,688,638	21,690
IBEX 35 Index Futures Contracts††	2	Apr 2024	238,952	17,135
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2024	266,668	10,143
FTSE MIB Index Futures Contracts	1	Jun 2024	184,668	7,252
OMX Stockholm 30 Index Futures Contracts††	8	Apr 2024	190,770	6,397
NASDAQ-100 Index Mini Futures Contracts	26	Jun 2024	9,600,500	5,786
SPI 200 Index Futures Contracts	2	Jun 2024	258,358	5,249
MSCI EAFE Index Futures Contracts	41	Jun 2024	4,830,210	2,493
CBOE Volatility Index Futures Contracts	26	Jun 2024	420,420	2,309
FTSE Taiwan Index Futures Contracts	2	Apr 2024	138,140	73
CBOE Volatility Index Futures Contracts	20	Sep 2024	360,183	(54)
CBOE Volatility Index Futures Contracts	143	May 2024	2,209,350	(12,836)
			$94,438,424	$1,038,914

Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	8	May 2024	$779,360	$335,045
Gold 100 oz. Futures Contracts	8	Jun 2024	1,793,920	41,195
Hard Red Winter Wheat Futures Contracts	77	Jul 2024	2,238,775	40,557

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Soybean Futures Contracts	67	Nov 2024	$3,976,450	$39,228
Live Cattle Futures Contracts	41	Aug 2024	2,926,990	20,186
Brent Crude Futures Contracts	5	Apr 2024	434,200	16,185
Coffee 'C' Futures Contracts	3	May 2024	212,006	13,997
WTI Crude Futures Contracts	3	Apr 2024	248,970	11,396
LME Primary Aluminum Futures Contracts	9	May 2024	522,230	10,253
Gasoline RBOB Futures Contracts	4	Apr 2024	456,590	10,229
Cotton #2 Futures Contracts	41	Dec 2024	1,720,975	7,025
Silver Futures Contracts	4	May 2024	499,900	6,291
Lean Hogs Futures Contracts	98	Jun 2024	3,974,880	5,006
Wheat Futures Contracts	72	May 2024	2,021,400	3,767
Low Sulphur Gas Oil Futures Contracts	31	May 2024	2,509,450	2,807
Soybean Oil Futures Contracts	6	May 2024	173,376	1,043
Sugar #11 Futures Contracts	3	Apr 2024	75,600	730
Soybean Futures Contracts	4	May 2024	238,400	581
Copper Futures Contracts	1	May 2024	100,213	(3,133)
Canadian Canola (WCE) Futures Contracts	39	May 2024	360,845	(4,626)
Cotton #2 Futures Contracts	12	May 2024	548,580	(11,773)
NY Harbor ULSD Futures Contracts	8	Apr 2024	878,506	(14,607)
Live Cattle Futures Contracts	13	Jun 2024	938,860	(22,011)
Natural Gas Futures Contracts	61	May 2024	1,210,240	(28,178)
LME Zinc Futures Contracts	35	May 2024	2,118,104	(33,189)
			$30,958,820	$448,004

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	24	Jun 2024	$3,450,583	$39,622
Long Gilt Futures Contracts††	17	Jun 2024	2,140,261	39,389
Euro - OATS Futures Contracts	25	Jun 2024	3,453,550	28,022
Euro - BTP Italian Government Bond Futures Contracts††	15	Jun 2024	1,922,745	16,440
Euro - 30 year Bond Futures Contracts	2	Jun 2024	292,404	7,881
U.S. Treasury 10 Year Note Futures Contracts	119	Jun 2024	13,175,531	2,649
U.S. Treasury 5 Year Note Futures Contracts	64	Jun 2024	6,845,500	(7,328)
			$31,280,574	$126,675

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	181	Jun 2024	$5,377,510	$59,237
New Zealand Dollar Futures Contracts	18	Jun 2024	1,075,320	(21,840)
Japanese Yen Futures Contracts	35	Jun 2024	2,924,906	(56,193)
British Pound Futures Contracts	54	Jun 2024	4,260,937	(65,849)
			$13,638,673	$(84,645)

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	199	Jun 2024	$16,630,181	$255,505
Swiss Franc Futures Contracts	76	Jun 2024	10,624,800	220,180
Australian Dollar Futures Contracts	63	Jun 2024	4,114,215	43,171
Euro FX Futures Contracts	28	Jun 2024	3,787,700	30,131
New Zealand Dollar Futures Contracts	16	Jun 2024	955,840	12,072
British Pound Futures Contracts	16	Jun 2024	1,262,500	1,788
Canadian Dollar Futures Contracts	57	Jun 2024	4,213,155	1,686
			$41,588,391	$564,533

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 2 Year Note Futures Contracts	197	Jun 2024	$40,275,726	$76,916
Canadian Government 10 Year Bond Futures Contracts	19	Jun 2024	1,686,120	5,370
Australian Government 10 Year Bond Futures Contracts	54	Jun 2024	4,090,120	4,904
Australian Government 3 Year Bond Futures Contracts	19	Jun 2024	1,320,862	1,849
Euro - Bund Futures Contracts	6	Jun 2024	862,646	551

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
U.S. Treasury 5 Year Note Futures Contracts	21	Jun 2024	$2,246,180	$(1,816)
U.S. Treasury 10 Year Note Futures Contracts	51	Jun 2024	5,646,656	(6,116)
U.S. Treasury Ultra Long Bond Futures Contracts	21	Jun 2024	2,702,437	(6,864)
Euro - Bobl Futures Contracts	24	Jun 2024	3,060,337	(10,255)
Long Gilt Futures Contracts††	7	Jun 2024	881,284	(12,364)
U.S. Treasury Long Bond Futures Contracts	32	Jun 2024	3,849,000	(16,627)
Euro - Schatz Futures Contracts	268	Jun 2024	30,557,725	(27,762)
			$97,179,093	$7,786

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	68	Apr 2024	$1,185,240	$108,060
Natural Gas Futures Contracts	70	Jun 2024	1,631,000	59,804
Red Spring Wheat Futures Contracts	62	May 2024	2,004,150	49,704
Copper Futures Contracts	31	May 2024	3,106,588	22,102
Wheat Futures Contracts	43	May 2024	1,207,225	19,704
Cattle Feeder Futures Contracts	4	May 2024	497,850	14,235
Euro – Mill Wheat Futures Contracts	37	May 2024	406,709	9,863
Coffee ‘C’ Futures Contracts	61	May 2024	4,310,794	9,741
Gasoline RBOB Futures Contracts	6	Apr 2024	684,886	5,356
Cotton #2 Futures Contracts	2	Jul 2024	92,080	4,154
Cotton #2 Futures Contracts	6	May 2024	274,290	3,899
LME Zinc Futures Contracts	3	May 2024	181,552	3,462
Soybean Futures Contracts	24	May 2024	1,430,400	2,279
SGX Iron Ore 62% Futures Contracts	119	May 2024	1,195,355	609
Platinum Futures Contracts	3	Jul 2024	138,300	(948)
ICE Endex Dutch TTF Natural Gas Futures Contracts	5	May 2024	107,013	(1,501)
LME Nickel Futures Contracts	8	May 2024	797,838	(1,609)
Silver Futures Contracts	7	May 2024	874,825	(4,473)
Phelix DE Base Q Futures Contracts	1	Jun 2024	159,501	(4,899)
Sugar #11 Futures Contracts	18	Apr 2024	453,600	(5,623)
Brent Crude Futures Contracts	8	Apr 2024	694,720	(7,937)
Soybean Meal Futures Contracts	13	May 2024	438,750	(8,628)
Palladium Futures Contracts	3	Jun 2024	306,750	(9,958)
Hard Red Winter Wheat Futures Contracts	9	May 2024	264,150	(10,578)
Soybean Futures Contracts	52	Jul 2024	3,134,950	(12,507)
Soybean Oil Futures Contracts	9	May 2024	260,064	(16,066)
LME Lead Futures Contracts	25	May 2024	1,278,400	(16,884)
Live Cattle Futures Contracts	47	Oct 2024	3,414,080	(23,094)
WTI Crude Futures Contracts	12	Apr 2024	995,880	(23,137)
Corn Futures Contracts	219	May 2024	4,842,637	(32,183)
Gold 100 oz. Futures Contracts	7	Jun 2024	1,569,680	(32,772)
LME Primary Aluminum Futures Contracts	46	May 2024	2,669,173	(34,083)
Hard Red Winter Wheat Futures Contracts	80	Sep 2024	2,371,000	(73,792)
			$42,979,430	$(7,700)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	127	Apr 2024	$1,828,800	$490
CBOE Volatility Index Futures Contracts	35	Jul 2024	591,500	(1,421)
SPI 200 Index Futures Contracts	2	Jun 2024	258,358	(2,076)
FTSE/JSE TOP 40 Index Futures Contracts††	15	Jun 2024	545,167	(6,999)
IBEX 35 Index Futures Contracts††	2	Apr 2024	238,953	(16,889)
			$3,462,778	$(26,895)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at March 31, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,458,713	$—	$—	$12,458,713
U.S. Treasury Bills	—	13,182,991	—	13,182,991
Repurchase Agreements	—	47,926,601	—	47,926,601
Equity Futures Contracts**	1,028,762	23,532	—	1,052,294
Commodity Futures Contracts**	878,493	—	—	878,493
Currency Futures Contracts**	623,770	—	—	623,770
Interest Rate Futures Contracts**	167,764	55,829	—	223,593
Total Assets	$15,157,502	$61,188,953	$—	$76,346,455

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$438,189	$—	$—	$438,189
Currency Futures Contracts**	143,882	—	—	143,882
Interest Rate Futures Contracts**	76,768	12,364	—	89,132
Equity Futures Contracts**	16,387	23,888	—	40,275
Total Liabilities	$675,226	$36,252	$—	$711,478

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,087,969	$–	$–	$–	$16,686	$4,104,655	166,856	$57,695
Guggenheim Strategy Fund III	5,774,042	–	–	–	28,223	5,802,265	235,195	77,837
Guggenheim Ultra Short Duration Fund — Institutional Class	2,536,343	–	–	–	15,450	2,551,793	257,497	33,154
	$12,398,354	$–	$–	$–	$60,359	$12,458,713		$168,686

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 32.9%
Consumer, Non-cyclical - 10.8%
Olink Holding AB ADR*,8	69,974	$1,645,089
SP Plus Corp.*	31,250	1,631,875
Cerevel Therapeutics Holdings, Inc.*	29,819	1,260,449
Amedisys, Inc.*,8	13,013	1,199,278
Axonics, Inc.*	13,881	957,373
Agiliti, Inc.*	75,823	767,329
Sterling Check Corp.*	46,587	749,119
Catalent, Inc.*	12,886	727,414
Taro Pharmaceutical Industries Ltd.*	11,397	482,549
Total Consumer, Non-cyclical		9,420,475
Consumer, Cyclical - 5.9%
Capri Holdings Ltd.*,8	53,140	2,407,249
Vizio Holding Corp. — Class A*	88,969	973,321
NEOGAMES S.A.*	19,035	551,254
MDC Holdings, Inc.	7,947	499,946
Carrols Restaurant Group, Inc.	51,073	485,704
Hawaiian Holdings, Inc.*	18,937	252,430
Total Consumer, Cyclical		5,169,904
Financial - 5.5%
National Western Life Group, Inc. — Class A8	2,967	1,459,645
McGrath RentCorp	7,956	981,532
Cambridge Bancorp	13,406	913,753
Tricon Residential, Inc.*	68,336	761,946
Lakeland Bancorp, Inc.	36,286	439,060
Discover Financial Services	1,205	157,964
Total Financial		4,713,900
Energy - 4.8%
Pioneer Natural Resources Co.[8]	4,957	1,301,219
Hess Corp.	7,182	1,096,260
Enerplus Corp.	37,201	731,372
Equitrans Midstream Corp.	43,298	540,792
Southwestern Energy Co.*	70,761	536,368
Total Energy		4,206,011
Industrial - 2.8%
Masonite International Corp.*	9,267	1,218,147
Kaman Corp.	10,644	488,240
Transphorm, Inc.*	99,247	487,303
Daseke, Inc.*	29,512	244,950
Total Industrial		2,438,640
Technology - 1.3%
Everbridge, Inc.*	17,823	620,775
ANSYS, Inc.*	1,472	511,393
Total Technology		1,132,168
Communications - 1.0%
Juniper Networks, Inc.	22,298	826,364
Basic Materials - 0.8%
Haynes International, Inc.	11,881	714,286
Total Common Stocks
(Cost $28,287,984)		28,621,748

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Alexion Pharmaceuticals, Inc.*	34,843	–
Novartis AG*	9,562	–
Johnson & Johnson*	3,841	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $3,729)		–

MUTUAL FUNDS† - 15.8%
Guggenheim Strategy Fund II1	269,618	6,632,605
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	522,178	5,174,785
Guggenheim Strategy Fund III[1]	79,031	1,949,701
Total Mutual Funds
(Cost $13,872,533)		13,757,091

CLOSED-END FUNDS† - 6.9%
Nuveen AMT-Free Municipal Credit Income Fund	13,033	158,351
abrdn Total Dynamic Dividend Fund	19,038	157,825
BlackRock Enhanced Global Dividend Trust	15,087	157,810
Western Asset Inflation-Linked Opportunities & Income Fund	18,191	156,988
Nuveen Quality Municipal Income Fund	13,662	156,566
Nuveen AMT-Free Quality Municipal Income Fund	14,076	155,821
General American Investors Company, Inc.	3,252	151,250
Gabelli Dividend & Income Trust	6,562	150,795
Nuveen Pennsylvania Quality Municipal Income Fund	12,540	148,223
SRH Total Return Fund, Inc.	9,841	148,205
Clough Global Equity Fund	18,769	122,186
abrdn National Municipal Income Fund	11,175	115,773
abrdn Healthcare Opportunities Fund	5,719	114,952
Gabelli Healthcare & WellnessRx Trust[2]	10,484	107,356
abrdn Life Sciences Investors	7,776	105,987
abrdn Healthcare Investors	6,248	105,341
BNY Mellon Strategic Municipals, Inc.	17,198	104,908
BNY Mellon Strategic Municipal Bond Fund, Inc.	17,779	104,185
Neuberger Berman Municipal Fund, Inc.	9,294	97,308
AllianceBernstein National Municipal Income Fund, Inc.	7,383	81,139
Ellsworth Growth and Income Fund Ltd.	9,987	81,094

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.9% (continued)
Nuveen California Quality Municipal Income Fund	6,977	$76,887
Bancroft Fund Ltd.	4,480	71,635
Allspring Global Dividend Opportunity Fund	13,336	64,013
Nuveen New Jersey Quality Municipal Income Fund	5,058	61,101
abrdn Emerging Markets Equity Income Fund, Inc.	12,038	60,792
Mexico Fund, Inc.	3,150	60,543
Invesco Dynamic Credit Opportunities Fund	5,262	58,355
abrdn Japan Equity Fund, Inc.	7,386	46,014
Pioneer Municipal High Income Advantage Fund, Inc.	5,129	41,801
abrdn Global Dynamic Dividend Fund	4,140	40,200
Pioneer Municipal High Income Fund Trust	4,457	39,400
DWS Municipal Income Trust	4,331	39,109
Invesco California Value Municipal Income Trust	3,274	32,609
Swiss Helvetia Fund, Inc.	3,891	30,856
New Germany Fund, Inc.	3,531	30,755
Herzfeld Caribbean Basin Fund, Inc.	10,094	26,143
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,216	23,024
Duff & Phelps Utility and Infrastructure Fund, Inc.	2,332	22,294
GAMCO Natural Resources Gold & Income Trust	3,989	20,783
CBRE Global Real Estate Income Fund	3,593	19,330
Gabelli Global Small and Mid Capital Value Trust	1,606	19,304
Nuveen California AMT-Free Quality Municipal Income Fund	1,566	19,027
Western Asset Emerging Markets Debt Fund, Inc.	1,978	19,009
Eaton Vance Tax-Advantaged Dividend Income Fund	804	18,974
Virtus Total Return Fund, Inc.	3,406	18,971
Virtus Convertible & Income Fund II	6,332	18,933
Cohen & Steers Quality Income Realty Fund, Inc.	1,558	18,821
Virtus Convertible & Income Fund	5,613	18,747
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,296	18,735
PGIM Global High Yield Fund, Inc.	1,563	18,693
abrdn Global Premier Properties Fund	4,716	18,675
Western Asset Managed Municipals Fund, Inc.	1,787	18,674
BlackRock Municipal Income Fund, Inc.	1,548	18,669
Nuveen Municipal Credit Income Fund	1,525	18,666
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,274	18,647
John Hancock Tax-Advantaged Dividend Income Fund	948	18,638
BlackRock Enhanced Equity Dividend Trust	2,257	18,620
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,393	18,611
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,019	18,597
Nuveen Dow 30sm Dynamic Overwrite Fund	1,267	18,574
Nuveen NASDAQ 100 Dynamic Overwrite Fund	768	18,540
Invesco Municipal Trust	1,911	18,537
Nuveen Floating Rate Income Fund	2,121	18,516
Tri-Continental Corp.	601	18,511
Blackstone Strategic Credit Fund	1,555	18,505
Nuveen Municipal High Income Opportunity Fund	1,752	18,501
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	1,245	18,488
BlackRock MuniHoldings Fund, Inc.	1,530	18,482
Nuveen Credit Strategies Income Fund	3,317	18,476
Nuveen S&P 500 Buy-Write Income Fund	1,395	18,456
Invesco Quality Municipal Income Trust	1,906	18,450
Invesco Municipal Opportunity Trust	1,895	18,438
Nuveen Municipal Value Fund, Inc.	2,116	18,430
BlackRock MuniYield Quality Fund III, Inc.	1,608	18,428
PGIM High Yield Bond Fund, Inc.[2]	1,418	18,420
BlackRock Municipal 2030 Target Term Trust	874	18,406
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,198	18,353
Eaton Vance Enhanced Equity Income Fund II	909	18,335
Eaton Vance Municipal Bond Fund	1,770	18,319
Invesco Trust for Investment Grade Municipals	1,857	18,310
BlackRock MuniHoldings California Quality Fund, Inc.	1,662	18,299

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.9% (continued)
BlackRock Taxable Municipal Bond Trust	1,119	$18,284
BlackRock MuniYield Fund, Inc.	1,653	18,282
BlackRock MuniYield Quality Fund, Inc.	1,491	18,265
Nuveen New York AMT-Free Quality Municipal Income Fund	1,680	18,262
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,412	18,257
Western Asset High Income Opportunity Fund, Inc.	4,574	17,839
Invesco Value Municipal Income Trust	1,473	17,676
BNY Mellon High Yield Strategies Fund	7,260	17,569
BlackRock Enhanced International Dividend Trust	3,171	17,536
LMP Capital and Income Fund, Inc.	1,112	17,392
BlackRock Municipal Income Trust II	1,586	17,224
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,453	16,898
RiverNorth Opportunities Fund, Inc.	1,354	16,302
Nuveen Real Asset Income and Growth Fund	1,362	16,153
Allspring Income Opportunities	2,427	16,115
BlackRock MuniVest Fund, Inc.	2,263	15,977
Putnam Municipal Opportunities Trust	1,570	15,951
Invesco Advantage Municipal Income Trust II	1,840	15,640
Franklin Limited Duration Income Trust	2,485	15,581
BlackRock California Municipal Income Trust	1,307	15,449
Eaton Vance Tax-Managed Buy-Write Income Fund	1,131	15,438
Nuveen New York Quality Municipal Income Fund	1,391	15,231
Voya Asia Pacific High Dividend Equity Income Fund	2,394	15,154
Nuveen S&P 500 Dynamic Overwrite Fund	943	14,777
Blackstone Long-Short Credit Income Fund	1,194	14,698
Putnam Managed Municipal Income Trust	2,450	14,675
Eaton Vance National Municipal Opportunities Trust	869	14,417
PIMCO California Municipal Income Fund	1,538	14,396
Nuveen Real Estate Income Fund	1,801	14,228
PIMCO Municipal Income Fund III	1,890	14,118
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	565	14,114
BlackRock MuniYield New York Quality Fund, Inc.	1,309	13,771
MFS Intermediate Income Trust	5,171	13,755
BlackRock MuniYield Michigan Quality Fund, Inc.	1,194	13,743
Allspring Multi-Sector Income Fund	1,462	13,640
Pioneer High Income Fund, Inc.	1,772	13,573
Franklin Universal Trust	2,027	13,459
BlackRock MuniHoldings Quality Fund II, Inc.	1,315	13,387
Nuveen California Municipal Value Fund, Inc.[2]	1,485	13,365
Flaherty & Crumrine Total Return Fund, Inc.	859	13,280
abrdn Australia Equity Fund, Inc.	3,069	13,074
MFS Municipal Income Trust	2,425	13,022
Western Asset Municipal High Income Fund, Inc.	1,913	12,989
Nuveen Missouri Quality Municipal Income Fund	1,268	12,883
Cohen & Steers Select Preferred and Income Fund, Inc.	640	12,794
Invesco Trust for Investment Grade New York Municipals	1,189	12,782
BNY Mellon Municipal Income, Inc.	1,869	12,765
John Hancock Hedged Equity & Income Fund	1,215	12,745
BlackRock MuniHoldings New York Quality Fund, Inc.	1,201	12,719
BlackRock New York Municipal Income Trust	1,199	12,709
Nuveen New York Municipal Value Fund	1,524	12,680
Nuveen Virginia Quality Municipal Income Fund	1,132	12,531
MFS Charter Income Trust[2]	1,966	12,464
Pioneer Diversified High Income Fund, Inc.	1,042	12,373
MFS Multimarket Income Trust	2,666	12,344
Invesco Pennsylvania Value Municipal Income Trust	1,196	12,259
BrandywineGLOBAL Global Income Opportunities Fund, Inc.[2]	1,433	12,152

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.9% (continued)
Flaherty & Crumrine Preferred & Income Fund, Inc.	1,141	$12,106
PIMCO California Municipal Income Fund II	2,094	12,082
John Hancock Income Securities Trust	1,070	11,963
Western Asset Inflation-Linked Income Fund[2]	1,468	11,949
DWS Strategic Municipal Income Trust	1,332	11,908
MFS Government Markets Income Trust	3,705	11,856
Eaton Vance New York Municipal Bond Fund	1,215	11,798
Western Asset Intermediate Muni Fund, Inc.	1,485	11,761
John Hancock Investors Trust	889	11,726
Nuveen Municipal Income Fund, Inc.	1,237	11,690
Source Capital, Inc.	273	11,600
Tortoise Power and Energy Infrastructure Fund, Inc.	742	11,565
Nuveen Select Maturities Municipal Fund	1,286	11,561
Sprott Focus Trust, Inc.	1,433	11,507
Western Asset Investment Grade Income Fund, Inc.	943	11,495
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	1,361	11,487
MFS High Income Municipal Trust	3,164	11,485
European Equity Fund, Inc.	1,282	11,423
BlackRock MuniYield Pennsylvania Quality Fund	938	11,359
Allspring Utilities and High Income Fund	1,203	11,356
MFS High Yield Municipal Trust	3,397	11,312
Principal Real Estate Income Fund	1,092	11,280
Nuveen Massachusetts Quality Municipal Income Fund	1,026	11,204
Federated Hermes Premier Municipal Income Fund	1,010	11,181
MFS Investment Grade Municipal Trust	1,459	11,118
Invesco High Income Trust II	1,028	11,030
DTF Tax-Free Income 2028 Term Fund, Inc.	1,025	11,019
Nuveen Arizona Quality Municipal Income Fund	989	10,859
PIMCO New York Municipal Income Fund	1,398	10,793
Gabelli Global Utility & Income Trust	729	10,629
PIMCO New York Municipal Income Fund II2	1,431	10,618
Nuveen Minnesota Quality Municipal Income Fund	943	10,603
Nuveen Multi-Market Income Fund	1,701	10,359
Nuveen New York Select Tax-Free Income Portfolio	888	10,336
BlackRock Enhanced Government Fund, Inc.	1,079	10,240
Voya Global Advantage and Premium Opportunity Fund	1,132	10,233
Insight Select Income Fund	618	10,191
Voya Infrastructure Industrials and Materials Fund	966	10,162
Templeton Emerging Markets Fund/United States	842	10,053
Credit Suisse High Yield Bond Fund	4,976	10,051
MFS Intermediate High Income Fund	5,826	10,050
Royce Value Trust, Inc.	661	10,027
Lazard Global Total Return and Income Fund, Inc.	614	10,027
Ares Dynamic Credit Allocation Fund, Inc.	704	10,018
TCW Strategic Income Fund, Inc.	2,078	9,995
First Trust Specialty Finance and Financial Opportunities Fund	2,644	9,968
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,297	9,961
Nuveen California Select Tax-Free Income Portfolio	740	9,938
Adams Diversified Equity Fund, Inc.	508	9,916
Eaton Vance California Municipal Income Trust	933	9,899
Voya Emerging Markets High Dividend Equity Fund	1,877	9,892
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,949	9,850
Liberty All Star Growth Fund, Inc.	1,794	9,849
First Trust Intermediate Duration Preferred & Income Fund	549	9,838
Royce Micro-Capital Trust, Inc.	1,041	9,837
First Trust Senior Floating Rate Income Fund II	948	9,812
Eaton Vance Municipal Income Trust	956	9,799
Royce Global Value Trust, Inc.	916	9,792
First Trust High Income Long/Short Fund	819	9,771
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,351	9,768
Apollo Senior Floating Rate Fund, Inc.	683	9,733

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.9% (continued)
Eaton Vance Municipal Income 2028 Term Trust	539	$9,616
Highland Opportunities and Income Fund	1,301	9,146
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	1,206	8,888
Aberdeen Asia-Pacific Income Fund, Inc.	3,166	8,865
Virtus Dividend Interest & Premium Strategy Fund	690	8,818
BlackRock Resources & Commodities Strategy Trust	970	8,808
BlackRock Health Sciences Trust	211	8,744
Saba Capital Income & Opportunities Fund	1,199	8,741
Virtus Equity & Convertible Income Fund	390	8,732
Nuveen Preferred & Income Opportunities Fund	1,211	8,707
BlackRock Enhanced Capital and Income Fund, Inc.	446	8,693
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	432	8,675
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	382	7,323
Barings Global Short Duration High Yield Fund	453	6,478
Saba Capital Income & Opportunities Fund II	1,680	6,418
Nuveen Multi-Asset Income Fund	486	6,046
BlackRock Energy and Resources Trust	444	5,883
Nuveen Global High Income Fund	433	5,534
Western Asset Premier Bond Fund	492	5,235
Clough Global Opportunities Fund	1,015	5,156
Templeton Emerging Markets Income Fund	923	5,012
Eaton Vance California Municipal Bond Fund	454	4,290
Highland Global Allocation Fund	547	4,190
Western Asset Mortgage Opportunity Fund, Inc.	338	3,958
Putnam Premier Income Trust	990	3,485
High Income Securities Fund	418	2,830
Clough Global Dividend and Income Fund	436	2,437
Special Opportunities Fund, Inc.	166	2,098
Nuveen Mortgage and Income Fund	117	2,078
New America High Income Fund, Inc.	277	2,017
RiverNorth Capital and Income Fund	96	1,523
Putnam Master Intermediate Income Trust	401	1,283
BlackRock Virginia Municipal Bond Trust	25	274
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust*	955	–
Total Closed-End Funds
(Cost $5,524,550)		5,994,317

	Face Amount
U.S. TREASURY BILLS†† - 15.8%

U.S. Treasury Bills
5.17% due 04/16/24[3,4]	$7,363,000	7,346,834
5.18% due 04/09/24[4,8]	6,400,000	6,392,545
Total U.S. Treasury Bills
(Cost $13,739,349)		13,739,379

REPURCHASE AGREEMENTS††,5 - 14.5%

J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	7,263,420	7,263,420
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	2,793,623	2,793,623
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	2,532,178	2,532,178
Total Repurchase Agreements
(Cost $12,589,221)		12,589,221

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	78,246	78,246
Total Securities Lending Collateral
(Cost $78,246)		78,246
Total Investments - 86.0%
(Cost $74,095,612)		$74,780,002

COMMON STOCKS SOLD SHORT† - (7.7)%
Technology - (0.3)%
Synopsys, Inc.*	508	(290,322)
Consumer, Non-cyclical - (0.7)%
First Advantage Corp.	12,756	(206,902)
WillScot Mobile Mini Holdings Corp.*	8,978	(417,477)
Total Consumer, Non-cyclical		(624,379)
Financial - (1.8)%
Capital One Financial Corp.	1,228	(182,837)
Provident Financial Services, Inc.	30,186	(439,810)
Eastern Bankshares, Inc.	66,440	(915,543)
Total Financial		(1,538,190)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.7)% (continued)
Energy - (4.9)%
Chesapeake Energy Corp.	6,135	$(544,972)
Equities Corp.	15,172	(562,426)
Chord Energy Corp.	3,767	(671,430)
Chevron Corp.	7,362	(1,161,282)
Exxon Mobil Corp.	11,517	(1,338,736)
Total Energy		(4,278,846)
Total Common Stocks Sold Short
(Proceeds $6,306,171)		(6,731,737)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)%
iShares MBS ETF	30	(2,773)
SPDR Gold Shares — Class D	15	(3,086)
Financial Select Sector SPDR Fund	86	(3,622)
Energy Select Sector SPDR Fund	40	(3,776)
iShares Mortgage Real Estate ETF	217	(5,043)
iShares Agency Bond ETF	64	(6,915)
Materials Select Sector SPDR Fund	79	(7,338)
VanEck Gold Miners ETF	342	(10,814)
iShares 7-10 Year Treasury Bond ETF	169	(15,998)
iShares MSCI All Country Asia ex Japan ETF	284	(19,241)
iShares Latin America 40 ETF	888	(25,255)
Utilities Select Sector SPDR Fund	458	(30,068)
iShares Floating Rate Bond ETF	937	(47,843)
iShares U.S. Real Estate ETF	571	(51,333)
iShares Preferred & Income Securities ETF	1,594	(51,375)
iShares MSCI Emerging Markets ETF	1,317	(54,102)
iShares Core High Dividend ETF	519	(57,199)
iShares iBoxx $ Investment Grade Corporate Bond ETF	528	(57,510)
SPDR S&P Biotech ETF	669	(63,481)
Schwab U.S. Aggregate Bond ETF	1,741	(80,086)
iShares JP Morgan USD Emerging Markets Bond ETF	981	(87,966)
iShares Russell 1000 Growth ETF	291	(98,082)
Invesco Senior Loan ETF	4,988	(105,496)
iShares TIPS Bond ETF	1,364	(146,507)
SPDR Bloomberg Convertible Securities ETF	2,446	(178,656)
iShares Russell 2000 Index ETF	1,075	(226,072)
VanEck High Yield Muni ETF	4,842	(253,043)
Health Care Select Sector SPDR Fund	1,900	(280,687)
SPDR S&P 500 ETF Trust	636	(332,673)
iShares Russell 1000 Value ETF	2,291	(410,341)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	17,550	(450,860)
iShares National Muni Bond ETF	4,660	(501,416)
iShares MSCI EAFE ETF	6,298	(502,958)
SPDR Nuveen Bloomberg Municipal Bond ETF	16,178	(751,953)
iShares iBoxx High Yield Corporate Bond ETF	9,814	(762,842)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,734,293)		(5,686,410)
Total Securities Sold Short - (14.3)%
(Proceeds $12,040,464)		$(12,418,147)
Other Assets & Liabilities, net - 28.3%		24,591,482
Total Net Assets - 100.0%		$86,953,337

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	4	May 2024	$389,680	$166,307
Soybean Futures Contracts	193	Nov 2024	11,454,550	162,127
Hard Red Winter Wheat Futures Contracts	222	Jul 2024	6,454,650	136,929
Live Cattle Futures Contracts	117	Aug 2024	8,352,630	83,258
Coffee 'C' Futures Contracts	16	May 2024	1,130,700	66,756
WTI Crude Futures Contracts	12	Apr 2024	995,880	54,929
Brent Crude Futures Contracts	13	Apr 2024	1,128,920	45,929
Cotton #2 Futures Contracts	117	Dec 2024	4,911,075	33,630
Gold 100 oz. Futures Contracts	6	Jun 2024	1,345,440	24,721
Gasoline RBOB Futures Contracts	8	Apr 2024	913,181	15,402
Silver Futures Contracts	2	May 2024	249,950	10,194
Sugar #11 Futures Contracts	19	Apr 2024	478,800	4,622
Low Sulphur Gas Oil Futures Contracts	13	May 2024	1,052,350	3,879
Live Cattle Futures Contracts	3	Jun 2024	216,660	(5,079)
Copper Futures Contracts	4	May 2024	400,850	(10,320)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased (continued)†
NY Harbor ULSD Futures Contracts	9	Apr 2024	$988,319	$(15,483)
Natural Gas Futures Contracts	176	May 2024	3,491,840	(106,535)
			$43,955,475	$671,266

Interest Rate Futures Contracts Purchased†
Long Gilt Futures Contracts††	83	Jun 2024	$10,449,508	$207,990
Euro - Bund Futures Contracts	90	Jun 2024	12,939,685	143,906
Euro - OATS Futures Contracts	78	Jun 2024	10,775,076	84,876
Euro - 30 year Bond Futures Contracts	6	Jun 2024	877,212	23,552
Euro - BTP Italian Government Bond Futures Contracts††	11	Jun 2024	1,410,013	803
			$36,451,494	$461,127

Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	29	Jun 2024	$3,110,395	$129,261
NASDAQ-100 Index Mini Futures Contracts	11	Jun 2024	4,061,750	51,992
IBEX 35 Index Futures Contracts††	4	Apr 2024	477,905	33,718
Tokyo Stock Price Index Futures Contracts	3	Jun 2024	547,438	23,801
FTSE MIB Index Futures Contracts	3	Jun 2024	554,003	21,756
Nikkei 225 (OSE) Index Futures Contracts	2	Jun 2024	533,335	20,295
OMX Stockholm 30 Index Futures Contracts††	23	Apr 2024	548,463	18,390
SPI 200 Index Futures Contracts	6	Jun 2024	775,074	15,747
S&P/TSX 60 IX Index Futures Contracts	3	Jun 2024	594,408	14,321
CAC 40 10 Euro Index Futures Contracts	7	Apr 2024	622,130	13,288
CBOE Volatility Index Futures Contracts	76	Jun 2024	1,228,920	6,279
Dow Jones Industrial Average Index Mini Futures Contracts	30	Jun 2024	6,023,400	1,853
FTSE 100 Index Futures Contracts	6	Jun 2024	605,634	680
Euro STOXX 50 Index Futures Contracts	10	Jun 2024	544,778	351
DAX Index Futures Contracts	1	Jun 2024	506,662	209
CBOE Volatility Index Futures Contracts	58	Sep 2024	1,044,532	(155)
S&P 500 Index Mini Futures Contracts	19	Jun 2024	5,040,225	(3,463)
CBOE Volatility Index Futures Contracts	416	May 2024	6,427,200	(39,195)
			$33,246,252	$309,128

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	70	Jun 2024	$5,849,813	$(94,293)
New Zealand Dollar Futures Contracts	101	Jun 2024	6,033,740	(149,700)
British Pound Futures Contracts	120	Jun 2024	9,468,750	(153,968)
			$21,352,303	$(397,961)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	187	Jun 2024	$26,142,600	$544,044
Australian Dollar Futures Contracts	47	Jun 2024	3,069,335	43,663
Euro FX Futures Contracts	22	Jun 2024	2,976,050	40,569
Canadian Dollar Futures Contracts	14	Jun 2024	1,034,810	3,442
			$33,222,795	$631,718

Interest Rate Futures Contracts Sold Short†
Australian Government 10 Year Bond Futures Contracts	197	Jun 2024	$14,921,363	$29,733
U.S. Treasury 10 Year Note Futures Contracts	135	Jun 2024	14,947,031	13,517
U.S. Treasury Ultra Long Bond Futures Contracts	17	Jun 2024	2,187,688	5,149
U.S. Treasury Long Bond Futures Contracts	22	Jun 2024	2,646,188	3,176
Canadian Government 10 Year Bond Futures Contracts	13	Jun 2024	1,153,661	1,690
			$35,855,931	$53,265

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	369	Apr 2024	$5,313,600	$2,194
CBOE Volatility Index Futures Contracts	101	Jul 2024	1,706,900	(4,101)
			$7,020,500	$(1,907)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	201	Jun 2024	$4,683,300	$262,617
Cattle Feeder Futures Contracts	18	May 2024	2,240,325	70,493
Wheat Futures Contracts	43	May 2024	1,207,225	39,013
Cotton #2 Futures Contracts	26	May 2024	1,188,590	27,904
LME Zinc Futures Contracts	7	May 2024	423,621	12,282
LME Nickel Futures Contracts	3	May 2024	299,189	11,952
Cotton #2 Futures Contracts	6	Jul 2024	276,240	9,139
LME Lead Futures Contracts	9	May 2024	460,224	(1,217)
Natural Gas Futures Contracts	28	Apr 2024	488,040	(7,071)
LME Primary Aluminum Futures Contracts	9	May 2024	522,230	(20,255)
Corn Futures Contracts	99	May 2024	2,189,137	(26,692)
Soybean Futures Contracts	28	May 2024	1,668,800	(34,076)
Soybean Meal Futures Contracts	42	May 2024	1,417,500	(38,407)
Soybean Futures Contracts	150	Jul 2024	9,043,125	(56,702)
Hard Red Winter Wheat Futures Contracts	40	May 2024	1,174,000	(57,738)
Soybean Oil Futures Contracts	42	May 2024	1,213,632	(72,186)
Live Cattle Futures Contracts	135	Oct 2024	9,806,400	(95,662)
Hard Red Winter Wheat Futures Contracts	229	Sep 2024	6,786,988	(142,728)
			$45,088,566	$(119,334)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$17,928,332	$1,962,568

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	16,312,304	1,959,205

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	17,928,325	1,661,842

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	16,312,334	1,658,175
						$68,481,295	$7,241,790
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$17,431,224	$787,395
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	11,616,798	(427,796)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	11,732,919	(544,889)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.00% (Federal Funds Rate - 0.33%)	At Maturity	08/31/28	17,431,217	(964,116)
						$58,212,158	$(1,149,406)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	11,168	7.20%	$443,234
Simon Property Group, Inc.	4,992	4.36%	220,420
CareTrust REIT, Inc.	27,488	3.74%	191,447
Host Hotels & Resorts, Inc.	40,594	4.68%	184,524
Digital Realty Trust, Inc.	5,603	4.50%	107,081
Invitation Homes, Inc.	29,803	5.92%	100,204
Boston Properties, Inc.	8,228	3.00%	92,902
Sun Communities, Inc.	3,688	2.64%	85,779
Brixmor Property Group, Inc.	22,975	3.01%	80,892
Vornado Realty Trust	19,321	3.10%	71,886
InvenTrust Properties Corp.	20,652	2.96%	71,662
Kimco Realty Corp.	25,619	2.80%	59,923
Extra Space Storage, Inc.	2,641	2.17%	58,915
Gaming and Leisure Properties, Inc.	17,195	4.42%	57,278
Sabra Health Care REIT, Inc.	56,654	4.67%	51,726
Ventas, Inc.	19,182	4.66%	47,882
Highwoods Properties, Inc.	11,078	1.62%	46,723
VICI Properties, Inc.	27,463	4.56%	37,220
American Homes 4 Rent — Class A	11,596	2.38%	35,569
Kilroy Realty Corp.	11,582	2.35%	24,248
Kite Realty Group Trust	24,147	2.92%	24,080
Alexandria Real Estate Equities, Inc.	6,883	4.95%	21,295
Equinix, Inc.	483	2.22%	10,715
Equity Residential	6,804	2.40%	5,713
Americold Realty Trust, Inc.	14,407	2.00%	(25,727)
Retail Opportunity Investments Corp.	37,472	2.68%	(35,201)
Healthpeak Properties, Inc.	26,308	2.75%	(52,540)
Rexford Industrial Realty, Inc.	19,051	5.34%	(55,282)
Total Financial			1,962,568
Total GS Equity Market Neutral Long Custom Basket			$1,962,568

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	75,553	(6.01)%	581,471
Mid-America Apartment Communities, Inc.	5,989	(4.52)%	248,274
Realty Income Corp.	20,850	(6.47)%	246,532
Broadstone Net Lease, Inc.	36,373	(3.27)%	211,666
Camden Property Trust	8,117	(4.58)%	173,004
Apartment Income REIT Corp.	17,115	(3.19)%	147,933
Service Properties Trust	36,373	(1.41)%	84,935
JBG SMITH Properties	65,100	(5.99)%	67,154
LTC Properties, Inc.	19,924	(3.72)%	2,913
Cousins Properties, Inc.	11,967	(1.65)%	(26,000)
Pebblebrook Hotel Trust	39,903	(3.53)%	(47,779)
Federal Realty Investment Trust	11,809	(6.92)%	(49,503)
EastGroup Properties, Inc.	2,449	(2.53)%	(53,386)
STAG Industrial, Inc.	26,797	(5.91)%	(69,806)
Phillips Edison & Company, Inc.	39,076	(8.04)%	(92,669)
Sunstone Hotel Investors, Inc.	82,898	(5.30)%	(113,897)
Omega Healthcare Investors, Inc.	35,364	(6.43)%	(118,768)
National Health Investors, Inc.	12,427	(4.48)%	(128,091)
Macerich Co.	49,779	(4.92)%	(281,038)
Total Financial			782,945
Exchange-Traded Funds
Vanguard Real Estate ETF	22,447	(11.13)%	4,450
Total GS Equity Market Neutral Short Custom Basket			$787,395

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	877	0.82%	$69,331
Mueller Industries, Inc.	2,763	0.91%	58,455
Encore Wire Corp.	449	0.72%	39,984
Apogee Enterprises, Inc.	2,839	1.03%	33,383
Owens Corning	1,049	1.07%	33,232
Scorpio Tankers, Inc.	1,640	0.72%	33,116
International Seaways, Inc.	2,739	0.89%	31,065
Atkore, Inc.	453	0.53%	26,467
Snap-on, Inc.	277	0.50%	25,551
TD SYNNEX Corp.	1,120	0.78%	21,213
Ardmore Shipping Corp.	5,789	0.58%	21,173
Teekay Tankers Ltd. — Class A	1,403	0.50%	20,658
UFP Industries, Inc.	1,300	0.98%	20,296
Argan, Inc.	1,548	0.48%	15,919
Masco Corp.	2,055	0.99%	14,799
Caterpillar, Inc.	474	1.06%	14,711
Teekay Corp.	15,630	0.70%	12,813
Deere & Co.	211	0.53%	8,992
Terex Corp.	571	0.23%	8,983
Fortune Brands Innovations, Inc.	646	0.34%	5,274
AGCO Corp.	1,030	0.78%	5,113
Frontdoor, Inc.	1,190	0.24%	2,495
Mettler-Toledo International, Inc.	27	0.22%	1,078
Keysight Technologies, Inc.	384	0.37%	64
Vishay Intertechnology, Inc.	1,564	0.22%	(281)
Total Industrial			523,884
Communications
IDT Corp. — Class B	3,372	0.78%	43,979
InterDigital, Inc.	1,510	0.99%	36,884
eBay, Inc.	2,566	0.83%	29,407
Verizon Communications, Inc.	3,938	1.01%	26,276
AT&T, Inc.	8,030	0.87%	21,213
Alphabet, Inc. — Class C	1,008	0.94%	18,708
T-Mobile US, Inc.	771	0.77%	13,036
Motorola Solutions, Inc.	479	1.04%	11,198
Cisco Systems, Inc.	3,276	1.00%	6,150
A10 Networks, Inc.	2,697	0.23%	4,906
Match Group, Inc.	1,224	0.27%	1,461
Spok Holdings, Inc.	2,443	0.24%	(949)
VeriSign, Inc.	316	0.37%	(3,444)
Comcast Corp. — Class A	2,662	0.71%	(4,490)
Gogo, Inc.	11,706	0.63%	(8,796)
Ooma, Inc.	8,657	0.45%	(23,680)
Total Communications			171,859
Consumer, Non-cyclical
Merck & Company, Inc.	1,297	1.05%	37,452
Perdoceo Education Corp.	5,297	0.57%	33,003
Exelixis, Inc.	6,970	1.01%	27,694
Innoviva, Inc.	4,956	0.46%	17,408
PayPal Holdings, Inc.	1,796	0.74%	14,470
Molina Healthcare, Inc.	201	0.51%	12,793
Alarm.com Holdings, Inc.	696	0.31%	10,161
Viatris, Inc.	4,294	0.31%	9,923
HCA Healthcare, Inc.	504	1.03%	9,915
Hologic, Inc.	1,248	0.60%	9,520
Collegium Pharmaceutical, Inc.	1,292	0.31%	9,336
Supernus Pharmaceuticals, Inc.	1,541	0.32%	8,822
AbbVie, Inc.	446	0.50%	7,994
Royalty Pharma plc — Class A	3,940	0.73%	4,807
Dynavax Technologies Corp.	5,409	0.41%	3,836
United Therapeutics Corp.	694	0.98%	3,521
Agilent Technologies, Inc.	240	0.21%	3,448
Organon & Co.	2,561	0.30%	2,463
Abbott Laboratories	1,337	0.93%	2,166
Alkermes plc	1,084	0.18%	2,157
Johnson & Johnson	800	0.78%	1,680
Amgen, Inc.	230	0.40%	1,625
Neurocrine Biosciences, Inc.	284	0.24%	1,201
Vertex Pharmaceuticals, Inc.	110	0.28%	228
Thermo Fisher Scientific, Inc.	55	0.20%	(161)
Biogen, Inc.	370	0.49%	(525)
Lantheus Holdings, Inc.	498	0.19%	(1,176)
Jazz Pharmaceuticals plc	655	0.48%	(1,568)
Cross Country Healthcare, Inc.	1,765	0.20%	(5,969)
Incyte Corp.	2,709	0.95%	(11,262)
Bristol-Myers Squibb Co.	3,080	1.02%	(13,990)
Total Consumer, Non-cyclical			200,972
Technology
Applied Materials, Inc.	446	0.56%	23,247
Skyworks Solutions, Inc.	905	0.60%	12,261
Amdocs Ltd.	1,743	0.97%	9,521
Immersion Corp.	11,577	0.53%	7,627
Cirrus Logic, Inc.	376	0.21%	5,973
NetScout Systems, Inc.	2,784	0.37%	2,398
Accenture plc — Class A	255	0.54%	2,311
Dropbox, Inc. — Class A	4,893	0.73%	1,715
Box, Inc. — Class A	1,656	0.29%	1,612
Playtika Holding Corp.	5,528	0.24%	1,264
Crane NXT Co.	547	0.21%	1,233
Zoom Video Communications, Inc. — Class A	710	0.28%	1,134
Progress Software Corp.	862	0.28%	903
Insight Enterprises, Inc.	389	0.44%	666
Xerox Holdings Corp.	1,685	0.18%	50
Photronics, Inc.	1,517	0.26%	(411)
Adeia, Inc.	3,444	0.23%	(1,288)
Teradata Corp.	884	0.21%	(3,655)
Adobe, Inc.	133	0.41%	(16,256)
Total Technology			50,305
Financial
MGIC Investment Corp.	8,074	1.11%	65,793
Essent Group Ltd.	2,972	1.08%	45,999
Ambac Financial Group, Inc.	9,294	0.89%	26,214
International Bancshares Corp.	1,711	0.59%	19,990

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Preferred Bank/Los Angeles CA	1,157	0.54%	$17,847
Mr Cooper Group, Inc.	1,106	0.53%	16,575
Synchrony Financial	3,323	0.88%	16,399
Enact Holdings, Inc.	4,548	0.87%	14,998
NMI Holdings, Inc. — Class A	5,370	1.06%	13,803
Regions Financial Corp.	4,423	0.57%	13,569
Hartford Financial Services Group, Inc.	1,672	1.06%	12,065
Affiliated Managers Group, Inc.	441	0.45%	11,511
Walker & Dunlop, Inc.	1,326	0.82%	9,655
Travelers Companies, Inc.	729	1.03%	7,738
Everest Group Ltd.	217	0.53%	6,268
OneMain Holdings, Inc.	1,950	0.61%	5,686
Innovative Industrial Properties, Inc.	891	0.57%	5,542
Bread Financial Holdings, Inc.	2,782	0.64%	2,572
Janus Henderson Group plc	3,263	0.66%	2,219
Raymond James Financial, Inc.	1	0.00%	21
Employers Holdings, Inc.	1,372	0.38%	(284)
Hanmi Financial Corp.	2,104	0.21%	(6,251)
Apartment Income REIT Corp.	5,115	1.02%	(8,503)
Total Financial			299,426
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,730	0.86%	76,365
Taylor Morrison Home Corp. — Class A	2,758	1.05%	42,621
Lennar Corp. — Class A	993	1.05%	41,721
M/I Homes, Inc.	714	0.60%	34,461
PulteGroup, Inc.	629	0.47%	27,420
Brunswick Corp.	1,044	0.62%	24,870
KB Home	1,048	0.46%	23,606
PACCAR, Inc.	986	0.75%	19,565
Monarch Casino & Resort, Inc.	2,004	0.92%	19,100
Build-A-Bear Workshop, Inc. — Class A	2,248	0.41%	16,611
Tri Pointe Homes, Inc.	2,087	0.49%	16,260
GMS, Inc.	1,659	0.99%	15,213
MSC Industrial Direct Company, Inc. — Class A	1,574	0.94%	14,683
Ethan Allen Interiors, Inc.	2,795	0.59%	11,839
Autoliv, Inc.	867	0.64%	9,596
Wabash National Corp.	3,296	0.60%	9,350
Harley-Davidson, Inc.	2,169	0.58%	8,766
Oxford Industries, Inc.	517	0.36%	8,184
Lowe's Companies, Inc.	659	1.03%	8,171
Boyd Gaming Corp.	1,205	0.50%	6,549
BorgWarner, Inc.	1,506	0.32%	4,653
Buckle, Inc.	1,503	0.37%	3,569
Polaris, Inc.	973	0.60%	2,368
MasterCraft Boat Holdings, Inc.	2,501	0.36%	370
Visteon Corp.	412	0.30%	367
Golden Entertainment, Inc.	2,596	0.59%	216
Aptiv plc	771	0.38%	(511)
Dine Brands Global, Inc.	750	0.21%	(2,650)
Standard Motor Products, Inc.	1,388	0.29%	(2,871)
McDonald's Corp.	546	0.94%	(5,905)
Total Consumer, Cyclical			434,557
Utilities
Public Service Enterprise Group, Inc.	2,461	1.01%	19,158
Atmos Energy Corp.	1,387	1.01%	9,880
Black Hills Corp.	2,762	0.92%	5,565
National Fuel Gas Co.	3,160	1.04%	5,535
OGE Energy Corp.	4,710	0.99%	2,680
Total Utilities			42,818
Energy
Marathon Petroleum Corp.	910	1.12%	66,506
Valero Energy Corp.	702	0.73%	41,235
PBF Energy, Inc. — Class A	1,659	0.59%	28,346
CNX Resources Corp.	6,072	0.88%	16,111
Devon Energy Corp.	3,129	0.96%	15,198
CVR Energy, Inc.	3,462	0.76%	14,030
Cheniere Energy, Inc.	1,041	1.03%	5,905
Chevron Corp.	522	0.50%	3,862
RPC, Inc.	4,346	0.21%	3,317
SandRidge Energy, Inc.	4,902	0.44%	2,269
Par Pacific Holdings, Inc.	1,661	0.38%	486
SolarEdge Technologies, Inc.	479	0.21%	(1,873)
Total Energy			195,392
Basic Materials
Olin Corp.	1,397	0.50%	9,713
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	4,359	0.80%	30,279
Total GS Long/Short Equity Long Custom Basket			$1,959,205

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	8,280	(1.28)%	$24,393
Portland General Electric Co.	3,375	(1.22)%	16,492
California Water Service Group	2,998	(1.20)%	12,869
Middlesex Water Co.	1,843	(0.83)%	12,371
Alliant Energy Corp.	1,218	(0.53)%	1,850
Ormat Technologies, Inc.	1,526	(0.87)%	(2,163)
American Electric Power Company, Inc.	1,642	(1.22)%	(2,223)
PNM Resources, Inc.	1,417	(0.46)%	(3,419)
FirstEnergy Corp.	2,220	(0.74)%	(4,759)
Pinnacle West Capital Corp.	1,082	(0.70)%	(7,219)
Eversource Energy	2,514	(1.29)%	(7,418)
NRG Energy, Inc.	2,656	(1.55)%	(20,703)
Avangrid, Inc.	4,646	(1.46)%	(27,609)
Total Utilities			(7,538)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
ICF International, Inc.	348	(0.45)%	$1,430
Acadia Healthcare Company, Inc.	1,108	(0.76)%	(516)
Insmed, Inc.	2,604	(0.61)%	(829)
Tyson Foods, Inc. — Class A	894	(0.45)%	(969)
Flowers Foods, Inc.	2,977	(0.61)%	(1,514)
CBIZ, Inc.	714	(0.48)%	(1,662)
Paylocity Holding Corp.	378	(0.56)%	(2,627)
U-Haul Holding Co.	871	(0.51)%	(6,239)
Clorox Co.	701	(0.92)%	(6,566)
Utz Brands, Inc.	4,091	(0.65)%	(6,782)
RB Global, Inc.	1,263	(0.83)%	(13,483)
GXO Logistics, Inc.	3,255	(1.51)%	(15,368)
RxSight, Inc.	1,002	(0.44)%	(15,524)
Spectrum Brands Holdings, Inc.	1,836	(1.41)%	(23,649)
TransUnion	1,381	(0.95)%	(24,835)
Pilgrim's Pride Corp.	4,580	(1.35)%	(46,715)
Total Consumer, Non-cyclical			(165,848)
Basic Materials
Piedmont Lithium, Inc.	5,410	(0.62)%	105,672
Compass Minerals International, Inc.	3,566	(0.48)%	27,651
Novagold Resources, Inc.	24,086	(0.62)%	25,473
Hecla Mining Co.	16,919	(0.70)%	14,640
Air Products and Chemicals, Inc.	233	(0.49)%	(594)
Ecolab, Inc.	151	(0.30)%	(5,222)
Kaiser Aluminum Corp.	717	(0.55)%	(7,043)
Stepan Co.	955	(0.74)%	(8,332)
ATI, Inc.	1,395	(0.61)%	(9,597)
Element Solutions, Inc.	4,457	(0.96)%	(14,520)
Kronos Worldwide, Inc.	10,122	(1.03)%	(26,660)
Century Aluminum Co.	7,733	(1.02)%	(62,068)
Total Basic Materials			39,400
Financial
Kennedy-Wilson Holdings, Inc.	15,547	(1.15)%	103,821
Sun Communities, Inc.	1,135	(1.26)%	39,252
Americold Realty Trust, Inc.	5,286	(1.13)%	38,186
New York Mortgage Trust, Inc.	12,747	(0.79)%	22,052
Marcus & Millichap, Inc.	4,584	(1.35)%	11,052
Ellington Financial, Inc.	9,971	(1.01)%	9,638
TFS Financial Corp.	10,242	(1.11)%	6,711
Ventas, Inc.	1,595	(0.60)%	1,831
Equity LifeStyle Properties, Inc.	472	(0.26)%	1,640
UMH Properties, Inc.	4,367	(0.61)%	(588)
Terreno Realty Corp.	801	(0.46)%	(1,442)
PotlatchDeltic Corp.	3,047	(1.23)%	(1,481)
Iron Mountain, Inc.	1,540	(1.06)%	(2,103)
Elme Communities	8,450	(1.01)%	(2,122)
Allstate Corp.	204	(0.30)%	(3,268)
Moelis & Co. — Class A	1,633	(0.80)%	(3,974)
American Tower Corp. — Class A	445	(0.76)%	(4,037)
Equinix, Inc.	150	(1.07)%	(5,039)
Howard Hughes Holdings, Inc.	1,826	(1.14)%	(5,651)
State Street Corp.	1,595	(1.06)%	(6,957)
Digital Realty Trust, Inc.	767	(0.95)%	(6,984)
Jones Lang LaSalle, Inc.	272	(0.46)%	(7,164)
Cannae Holdings, Inc.	3,977	(0.76)%	(7,480)
Macerich Co.	5,831	(0.86)%	(8,030)
Brighthouse Financial, Inc.	3,461	(1.54)%	(8,258)
Global Net Lease, Inc.	16,175	(1.08)%	(9,252)
Apartment Investment and Management Co. — Class A	17,695	(1.25)%	(14,360)
CBRE Group, Inc. — Class A	829	(0.69)%	(17,423)
Welltower, Inc.	1,716	(1.38)%	(18,136)
FTAI Infrastructure, Inc.	8,727	(0.47)%	(23,361)
Carlyle Group, Inc.	2,778	(1.12)%	(29,967)
PennyMac Financial Services, Inc.	1,339	(1.05)%	(31,668)
KKR & Company, Inc. — Class A	1,428	(1.24)%	(61,163)
Total Financial			(45,725)
Energy
NOV, Inc.	9,382	(1.58)%	717
Dril-Quip, Inc.	6,262	(1.21)%	(4,353)
Sitio Royalties Corp. — Class A	4,088	(0.87)%	(9,879)
Antero Resources Corp.	5,107	(1.27)%	(10,582)
Valaris Ltd.	2,415	(1.56)%	(16,025)
TechnipFMC plc	7,326	(1.58)%	(37,943)
Archrock, Inc.	6,230	(1.05)%	(40,519)
Total Energy			(118,584)
Industrial
NV5 Global, Inc.	592	(0.50)%	4,130
Knight-Swift Transportation Holdings, Inc.	1,063	(0.50)%	2,006
Boeing Co.	402	(0.67)%	1,735
XPO, Inc.	653	(0.69)%	1,470
RXO, Inc.	6,145	(1.16)%	1,236
Exponent, Inc.	1,225	(0.87)%	855
J.B. Hunt Transport Services, Inc.	250	(0.43)%	605
Stericycle, Inc.	2,162	(0.98)%	61
General Electric Co.	1	0.00%	(72)
Tetra Tech, Inc.	292	(0.46)%	(470)
Norfolk Southern Corp.	273	(0.60)%	(1,006)
Republic Services, Inc. — Class A	695	(1.15)%	(5,530)
Vulcan Materials Co.	161	(0.38)%	(9,335)
Trinity Industries, Inc.	3,391	(0.81)%	(13,400)
Casella Waste Systems, Inc. — Class A	1,509	(1.28)%	(24,620)
Total Industrial			(42,335)
Communications
Boston Omaha Corp. — Class A	4,484	(0.60)%	(2,876)
DoorDash, Inc. — Class A	549	(0.65)%	(23,888)
Total Communications			(26,764)
Technology
Paycor HCM, Inc.	7,218	(1.21)%	20,456
Braze, Inc. — Class A	2,468	(0.94)%	8,238

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Take-Two Interactive Software, Inc.	1,122	(1.43)%	$6,007
ROBLOX Corp. — Class A	1,297	(0.43)%	3,408
KBR, Inc.	1,824	(1.00)%	(5,837)
Evolent Health, Inc. — Class A	2,590	(0.73)%	(11,219)
Micron Technology, Inc.	936	(0.95)%	(22,410)
Parsons Corp.	1,165	(0.83)%	(30,582)
Total Technology			(31,939)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	4,662	(0.87)%	23,755
Tesla, Inc.	254	(0.38)%	8,910
Dollar Tree, Inc.	516	(0.59)%	3,513
Hyatt Hotels Corp. — Class A	491	(0.67)%	(718)
MarineMax, Inc.	2,446	(0.70)%	(2,931)
Dollar General Corp.	331	(0.44)%	(7,281)
DraftKings, Inc. — Class A	1,475	(0.58)%	(8,679)
Copart, Inc.	2,251	(1.12)%	(9,197)
CarMax, Inc.	1,705	(1.31)%	(35,835)
Total Consumer, Cyclical			(28,463)
Total GS Long/Short Equity Short Custom Basket			$(427,796)

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Ryman Hospitality Properties, Inc.	11,168	7.20%	$340,650
Simon Property Group, Inc.	4,992	4.36%	215,382
Host Hotels & Resorts, Inc.	40,594	4.68%	184,283
CareTrust REIT, Inc.	27,488	3.74%	116,221
Alexandria Real Estate Equities, Inc.	6,883	4.95%	112,707
Digital Realty Trust, Inc.	5,603	4.50%	106,549
Invitation Homes, Inc.	29,803	5.92%	103,140
Boston Properties, Inc.	8,228	3.00%	88,615
Sun Communities, Inc.	3,688	2.64%	86,012
Vornado Realty Trust	19,321	3.10%	72,829
Kimco Realty Corp.	25,619	2.80%	59,487
Extra Space Storage, Inc.	2,641	2.17%	58,770
Sabra Health Care REIT, Inc.	56,654	4.67%	53,868
Brixmor Property Group, Inc.	22,975	3.01%	41,424
Highwoods Properties, Inc.	11,078	1.62%	40,987
VICI Properties, Inc.	27,463	4.56%	38,693
InvenTrust Properties Corp.	20,652	2.96%	37,174
American Homes 4 Rent — Class A	11,596	2.38%	36,250
Kilroy Realty Corp.	11,582	2.35%	25,741
Equinix, Inc.	483	2.22%	11,099
Ventas, Inc.	19,182	4.66%	7,905
Equity Residential	6,804	2.40%	5,236
Kite Realty Group Trust	24,147	2.92%	(12,616)
Gaming and Leisure Properties, Inc.	17,195	4.42%	(20,176)
Americold Realty Trust, Inc.	14,407	2.00%	(27,970)
Retail Opportunity Investments Corp.	37,472	2.68%	(28,805)
Healthpeak Properties, Inc.	26,308	2.75%	(37,189)
Rexford Industrial Realty, Inc.	19,051	5.34%	(54,424)
Total Financial			1,661,842
Total MS Equity Market Neutral Long Custom Basket			$1,661,842

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	36,373	(1.41)%	$53,467
Mid-America Apartment Communities, Inc.	5,989	(4.52)%	53,078
Camden Property Trust	8,117	(4.58)%	27,506
Realty Income Corp.	20,850	(6.47)%	27,141
Apartment Income REIT Corp.	17,115	(3.19)%	11,213
Broadstone Net Lease, Inc.	36,373	(3.27)%	2,084
LTC Properties, Inc.	19,924	(3.72)%	(4,814)
Douglas Emmett, Inc.	75,553	(6.01)%	(14,943)
Cousins Properties, Inc.	11,967	(1.65)%	(26,027)
JBG SMITH Properties	65,100	(5.99)%	(38,819)
Pebblebrook Hotel Trust	39,903	(3.53)%	(39,850)
STAG Industrial, Inc.	26,797	(5.91)%	(49,479)
EastGroup Properties, Inc.	2,449	(2.53)%	(52,892)
Omega Healthcare Investors, Inc.	35,364	(6.43)%	(64,102)
Federal Realty Investment Trust	11,809	(6.92)%	(69,415)
Phillips Edison & Company, Inc.	39,076	(8.04)%	(73,834)
National Health Investors, Inc.	12,427	(4.48)%	(137,380)
Sunstone Hotel Investors, Inc.	82,898	(5.30)%	(165,845)
Macerich Co.	49,779	(4.92)%	(263,062)
Total Financial			(825,973)
Exchange-Traded Funds
Vanguard Real Estate ETF	22,447	(11.13)%	(138,143)
Total MS Equity Market Neutral Short Custom Basket			$(964,116)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	877	0.83%	$43,629
Mueller Industries, Inc.	2,763	0.91%	43,183
Encore Wire Corp.	449	0.72%	40,059
Owens Corning	1,049	1.07%	33,130
Scorpio Tankers, Inc.	1,640	0.72%	29,008
Apogee Enterprises, Inc.	2,839	1.03%	27,092
Atkore, Inc.	453	0.53%	26,493
International Seaways, Inc.	2,739	0.89%	23,878
TD SYNNEX Corp.	1,120	0.78%	20,937
Teekay Tankers Ltd. — Class A	1,403	0.50%	20,762
Ardmore Shipping Corp.	5,789	0.58%	20,239
UFP Industries, Inc.	1,300	0.98%	15,296
Caterpillar, Inc.	474	1.06%	14,848
Masco Corp.	2,055	0.99%	14,790
Teekay Corp.	15,630	0.70%	13,675
Argan, Inc.	1,548	0.48%	12,781
Snap-on, Inc.	277	0.50%	9,314
Deere & Co.	211	0.53%	8,947
Terex Corp.	571	0.23%	8,845
Fortune Brands Innovations, Inc.	646	0.34%	5,290
AGCO Corp.	1,030	0.78%	5,166
Frontdoor, Inc.	1,190	0.24%	2,683
Mettler-Toledo International, Inc.	27	0.22%	1,120
Keysight Technologies, Inc.	384	0.37%	108
Vishay Intertechnology, Inc.	1,564	0.22%	(249)
Total Industrial			441,024
Communications
IDT Corp. — Class B	3,372	0.78%	44,081
InterDigital, Inc.	1,510	0.99%	36,388
eBay, Inc.	2,566	0.83%	29,527
Verizon Communications, Inc.	3,938	1.01%	28,771
AT&T, Inc.	8,030	0.87%	24,054
Alphabet, Inc. — Class C	1,008	0.94%	18,700
T-Mobile US, Inc.	771	0.77%	13,089
Motorola Solutions, Inc.	479	1.04%	11,357
A10 Networks, Inc.	2,697	0.23%	5,120
Match Group, Inc.	1,224	0.27%	1,576
Spok Holdings, Inc.	2,443	0.24%	(457)
VeriSign, Inc.	316	0.37%	(3,348)
Comcast Corp. — Class A	2,662	0.71%	(4,526)
Cisco Systems, Inc.	3,276	1.00%	(4,847)
Gogo, Inc.	11,706	0.63%	(8,133)
Ooma, Inc.	8,657	0.45%	(23,742)
Total Communications			167,610
Consumer, Non-cyclical
Merck & Company, Inc.	1,297	1.05%	37,394
PayPal Holdings, Inc.	1,796	0.74%	13,203
Molina Healthcare, Inc.	201	0.51%	12,566
Innoviva, Inc.	4,956	0.46%	12,485
Alarm.com Holdings, Inc.	696	0.31%	10,060
HCA Healthcare, Inc.	504	1.03%	9,850
Viatris, Inc.	4,294	0.31%	9,759
Hologic, Inc.	1,248	0.60%	9,481
Collegium Pharmaceutical, Inc.	1,292	0.31%	9,053
Supernus Pharmaceuticals, Inc.	1,541	0.32%	8,741
AbbVie, Inc.	446	0.50%	7,934
Exelixis, Inc.	6,970	1.01%	7,738
Royalty Pharma plc — Class A	3,940	0.73%	6,093
Perdoceo Education Corp.	5,297	0.57%	4,839
Agilent Technologies, Inc.	240	0.21%	3,463
United Therapeutics Corp.	694	0.98%	3,341
Organon & Co.	2,561	0.30%	2,650
Abbott Laboratories	1,337	0.93%	2,012
Johnson & Johnson	800	0.78%	1,830
Amgen, Inc.	230	0.40%	1,656
Neurocrine Biosciences, Inc.	284	0.24%	1,233
Alkermes plc	1,084	0.18%	1,175
Vertex Pharmaceuticals, Inc.	110	0.28%	211
Thermo Fisher Scientific, Inc.	55	0.20%	(164)
Biogen, Inc.	370	0.49%	(580)
Lantheus Holdings, Inc.	498	0.19%	(1,116)
Jazz Pharmaceuticals plc	655	0.48%	(1,687)
Cross Country Healthcare, Inc.	1,765	0.20%	(5,767)
Dynavax Technologies Corp.	5,409	0.41%	(7,040)
Incyte Corp.	2,709	0.95%	(9,255)
Bristol-Myers Squibb Co.	3,080	1.02%	(12,252)
Total Consumer, Non-cyclical			138,906
Technology
Applied Materials, Inc.	446	0.56%	23,257
Skyworks Solutions, Inc.	905	0.60%	12,091
Amdocs Ltd.	1,743	0.97%	9,534
Immersion Corp.	11,577	0.53%	7,674
Cirrus Logic, Inc.	376	0.21%	5,907
NetScout Systems, Inc.	2,784	0.37%	2,359
Accenture plc — Class A	255	0.54%	2,278
Dropbox, Inc. — Class A	4,893	0.73%	1,858
Box, Inc. — Class A	1,656	0.29%	1,636
Crane NXT Co.	547	0.21%	1,423
Zoom Video Communications, Inc. — Class A	710	0.28%	1,211
Playtika Holding Corp.	5,528	0.24%	1,144
Progress Software Corp.	862	0.28%	831
Insight Enterprises, Inc.	389	0.44%	585
Xerox Holdings Corp.	1,685	0.18%	48
Photronics, Inc.	1,517	0.26%	(226)
Adeia, Inc.	3,444	0.23%	(1,310)
Teradata Corp.	884	0.21%	(3,592)
Adobe, Inc.	133	0.41%	(16,281)
Total Technology			50,427
Financial
MGIC Investment Corp.	8,074	1.11%	39,579
Essent Group Ltd.	2,972	1.08%	33,131
Ambac Financial Group, Inc.	9,294	0.89%	26,213
International Bancshares Corp.	1,711	0.59%	19,168

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mr Cooper Group, Inc.	1,106	0.53%	$16,555
Synchrony Financial	3,323	0.88%	16,175
Enact Holdings, Inc.	4,548	0.87%	14,925
NMI Holdings, Inc. — Class A	5,370	1.06%	14,273
Regions Financial Corp.	4,423	0.57%	13,480
Hartford Financial Services Group, Inc.	1,672	1.06%	12,064
Affiliated Managers Group, Inc.	441	0.45%	11,497
Preferred Bank/Los Angeles CA	1,157	0.54%	10,201
Walker & Dunlop, Inc.	1,326	0.82%	10,053
Travelers Companies, Inc.	729	1.03%	7,840
Everest Group Ltd.	217	0.53%	6,303
Innovative Industrial Properties, Inc.	891	0.57%	5,981
OneMain Holdings, Inc.	1,950	0.61%	5,831
Bread Financial Holdings, Inc.	2,782	0.64%	3,430
Janus Henderson Group plc	3,263	0.66%	2,518
Raymond James Financial, Inc.	1	0.00%	21
Employers Holdings, Inc.	1,372	0.38%	(265)
Hanmi Financial Corp.	2,104	0.21%	(6,243)
Apartment Income REIT Corp.	5,115	1.02%	(9,299)
Total Financial			253,431
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,730	0.86%	42,848
Taylor Morrison Home Corp. — Class A	2,758	1.05%	42,627
Lennar Corp. — Class A	993	1.05%	41,584
M/I Homes, Inc.	714	0.60%	33,823
PulteGroup, Inc.	629	0.47%	27,334
KB Home	1,048	0.46%	22,931
Brunswick Corp.	1,044	0.62%	20,591
PACCAR, Inc.	986	0.75%	19,542
Monarch Casino & Resort, Inc.	2,004	0.92%	19,320
Build-A-Bear Workshop, Inc. — Class A	2,248	0.41%	16,518
Tri Pointe Homes, Inc.	2,087	0.49%	15,951
GMS, Inc.	1,659	0.99%	15,364
Ethan Allen Interiors, Inc.	2,795	0.59%	12,056
Autoliv, Inc.	867	0.64%	9,692
Wabash National Corp.	3,296	0.60%	9,305
Harley-Davidson, Inc.	2,169	0.58%	8,291
Lowe's Companies, Inc.	659	1.03%	8,268
Oxford Industries, Inc.	517	0.36%	7,923
Boyd Gaming Corp.	1,205	0.50%	6,352
MasterCraft Boat Holdings, Inc.	2,501	0.36%	5,260
BorgWarner, Inc.	1,506	0.32%	4,630
Buckle, Inc.	1,503	0.37%	3,478
Polaris, Inc.	973	0.60%	2,378
Visteon Corp.	412	0.30%	372
Golden Entertainment, Inc.	2,596	0.59%	133
Steven Madden Ltd.	1	0.00%	21
Aptiv plc	771	0.38%	(528)
Dine Brands Global, Inc.	750	0.21%	(2,696)
Standard Motor Products, Inc.	1,388	0.29%	(2,829)
McDonald's Corp.	546	0.94%	(5,832)
MSC Industrial Direct Company, Inc. — Class A	1,574	0.94%	(5,919)
Total Consumer, Cyclical			378,788
Utilities
Public Service Enterprise Group, Inc.	2,461	1.01%	18,936
Atmos Energy Corp.	1,387	1.01%	9,704
Black Hills Corp.	2,762	0.92%	6,086
National Fuel Gas Co.	3,160	1.04%	3,724
OGE Energy Corp.	4,710	0.99%	3,090
Total Utilities			41,540
Energy
Marathon Petroleum Corp.	910	1.12%	46,508
Valero Energy Corp.	702	0.73%	30,053
PBF Energy, Inc. — Class A	1,659	0.59%	19,209
CNX Resources Corp.	6,072	0.88%	16,322
Devon Energy Corp.	3,129	0.96%	15,415
CVR Energy, Inc.	3,462	0.76%	14,030
Chevron Corp.	522	0.50%	3,948
RPC, Inc.	4,346	0.21%	3,416
SandRidge Energy, Inc.	4,902	0.44%	2,365
Par Pacific Holdings, Inc.	1,661	0.38%	85
SolarEdge Technologies, Inc.	479	0.21%	(1,896)
Cheniere Energy, Inc.	1,041	1.03%	(3,135)
Total Energy			146,320
Basic Materials
Olin Corp.	1,397	0.50%	9,727
Arcadium Lithium plc	2	0.00%	9
Total Basic Materials			9,736
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	4,359	0.79%	30,393
Total MS Long/Short Equity Long Custom Basket			$1,658,175

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Utilities
California Water Service Group	2,998	(1.19)%	12,960
Middlesex Water Co.	1,843	(0.82)%	12,352
Portland General Electric Co.	3,375	(1.21)%	6,208
Alliant Energy Corp.	1,218	(0.52)%	1,859
AES Corp.	8,280	(1.27)%	(512)
Ormat Technologies, Inc.	1,526	(0.86)%	(2,433)
American Electric Power Company, Inc.	1,642	(1.20)%	(2,459)
PNM Resources, Inc.	1,417	(0.45)%	(3,458)
FirstEnergy Corp.	2,220	(0.73)%	(4,592)
Eversource Energy	2,514	(1.28)%	(6,929)
Pinnacle West Capital Corp.	1,082	(0.69)%	(7,098)
NRG Energy, Inc.	2,656	(1.53)%	(20,244)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Avangrid, Inc.	4,646	(1.44)%	$(27,894)
Total Utilities			(42,240)
Consumer, Non-cyclical
ICF International, Inc.	348	(0.45)%	1,454
Acadia Healthcare Company, Inc.	1,108	(0.75)%	(513)
Insmed, Inc.	2,604	(0.60)%	(797)
Tyson Foods, Inc. — Class A	894	(0.45)%	(1,077)
Flowers Foods, Inc.	2,977	(0.60)%	(1,594)
CBIZ, Inc.	714	(0.48)%	(1,932)
Paylocity Holding Corp.	378	(0.55)%	(2,865)
U-Haul Holding Co.	871	(0.50)%	(6,353)
Clorox Co.	701	(0.91)%	(6,478)
Utz Brands, Inc.	4,091	(0.64)%	(12,428)
RB Global, Inc.	1,263	(0.82)%	(13,414)
RxSight, Inc.	1,002	(0.44)%	(15,849)
GXO Logistics, Inc.	3,255	(1.49)%	(16,564)
Spectrum Brands Holdings, Inc.	1,836	(1.39)%	(23,330)
TransUnion	1,381	(0.94)%	(24,824)
Pilgrim's Pride Corp.	4,580	(1.34)%	(46,624)
Total Consumer, Non-cyclical			(173,188)
Basic Materials
Piedmont Lithium, Inc.	5,410	(0.61)%	89,664
Compass Minerals International, Inc.	3,566	(0.48)%	27,950
Novagold Resources, Inc.	24,086	(0.62)%	23,535
Arcadium Lithium plc	2	0.00%	2
Air Products and Chemicals, Inc.	233	(0.48)%	(644)
Ecolab, Inc.	151	(0.30)%	(5,217)
Hecla Mining Co.	16,919	(0.69)%	(7,202)
Stepan Co.	955	(0.73)%	(8,287)
Kaiser Aluminum Corp.	717	(0.55)%	(9,636)
ATI, Inc.	1,395	(0.61)%	(9,728)
Element Solutions, Inc.	4,457	(0.95)%	(14,387)
Kronos Worldwide, Inc.	10,122	(1.02)%	(26,433)
Century Aluminum Co.	7,733	(1.01)%	(61,746)
Total Basic Materials			(2,129)
Financial
Kennedy-Wilson Holdings, Inc.	15,547	(1.14)%	88,592
Americold Realty Trust, Inc.	5,286	(1.12)%	41,514
New York Mortgage Trust, Inc.	12,747	(0.78)%	22,211
Marcus & Millichap, Inc.	4,584	(1.34)%	11,206
TFS Financial Corp.	10,242	(1.10)%	11,064
Ellington Financial, Inc.	9,971	(1.00)%	9,677
Ventas, Inc.	1,595	(0.59)%	2,061
Equity LifeStyle Properties, Inc.	472	(0.26)%	1,569
PotlatchDeltic Corp.	3,047	(1.22)%	(1,598)
Terreno Realty Corp.	801	(0.45)%	(1,856)
Iron Mountain, Inc.	1,540	(1.05)%	(2,261)
Elme Communities	8,450	(1.00)%	(2,314)
Allstate Corp.	204	(0.30)%	(3,242)
American Tower Corp. — Class A	445	(0.75)%	(4,019)
Moelis & Co. — Class A	1,633	(0.79)%	(4,098)
Sun Communities, Inc.	1,135	(1.24)%	(5,065)
UMH Properties, Inc.	4,367	(0.60)%	(5,633)
Jones Lang LaSalle, Inc.	272	(0.45)%	(5,690)
Howard Hughes Holdings, Inc.	1,826	(1.13)%	(5,741)
Equinix, Inc.	150	(1.06)%	(6,492)
Digital Realty Trust, Inc.	767	(0.94)%	(6,733)
State Street Corp.	1,595	(1.05)%	(6,954)
Cannae Holdings, Inc.	3,977	(0.75)%	(7,441)
Macerich Co.	5,831	(0.86)%	(7,824)
Global Net Lease, Inc.	16,175	(1.07)%	(9,204)
Brighthouse Financial, Inc.	3,461	(1.52)%	(9,793)
Apartment Investment and Management Co. — Class A	17,695	(1.24)%	(14,110)
Welltower, Inc.	1,716	(1.37)%	(14,152)
CBRE Group, Inc. — Class A	829	(0.69)%	(17,422)
FTAI Infrastructure, Inc.	8,727	(0.47)%	(23,366)
PennyMac Financial Services, Inc.	1,339	(1.04)%	(23,562)
Carlyle Group, Inc.	2,778	(1.11)%	(29,661)
KKR & Company, Inc. — Class A	1,428	(1.22)%	(53,936)
Total Financial			(84,273)
Energy
Dril-Quip, Inc.	6,262	(1.20)%	(4,205)
NOV, Inc.	9,382	(1.56)%	(4,478)
Valaris Ltd.	2,415	(1.55)%	(9,622)
Sitio Royalties Corp. — Class A	4,088	(0.86)%	(9,866)
Antero Resources Corp.	5,107	(1.26)%	(10,358)
TechnipFMC plc	7,326	(1.57)%	(37,079)
Archrock, Inc.	6,230	(1.04)%	(40,362)
Total Energy			(115,970)
Industrial
NV5 Global, Inc.	592	(0.49)%	4,241
Knight-Swift Transportation Holdings, Inc.	1,063	(0.50)%	2,030
Boeing Co.	402	(0.66)%	1,694
RXO, Inc.	6,145	(1.15)%	1,623
XPO, Inc.	653	(0.68)%	924
Exponent, Inc.	1,225	(0.86)%	451
J.B. Hunt Transport Services, Inc.	250	(0.42)%	353
Stericycle, Inc.	2,162	(0.97)%	(52)
General Electric Co.	1	0.00%	(72)
Tetra Tech, Inc.	292	(0.46)%	(668)
Norfolk Southern Corp.	273	(0.59)%	(1,019)
Republic Services, Inc. — Class A	695	(1.13)%	(5,658)
Vulcan Materials Co.	161	(0.37)%	(9,358)
Trinity Industries, Inc.	3,391	(0.80)%	(13,405)
Casella Waste Systems, Inc. — Class A	1,509	(1.27)%	(30,325)
Total Industrial			(49,241)
Communications
Boston Omaha Corp. — Class A	4,484	(0.59)%	(2,549)
DoorDash, Inc. — Class A	549	(0.64)%	(23,933)
Total Communications			(26,482)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Paycor HCM, Inc.	7,218	(1.22)%	$23,830
Privia Health Group, Inc.	5,926	(0.99)%	14,258
Braze, Inc. — Class A	2,468	(0.93)%	8,043
Take-Two Interactive Software, Inc.	1,122	(1.44)%	6,009
ROBLOX Corp. — Class A	1,297	(0.42)%	3,204
KBR, Inc.	1,824	(0.99)%	(5,520)
Evolent Health, Inc. — Class A	2,590	(0.72)%	(11,237)
Micron Technology, Inc.	936	(0.94)%	(22,432)
Parsons Corp.	1,165	(0.82)%	(30,569)
Total Technology			(14,414)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	4,662	(0.86)%	12,388
Tesla, Inc.	254	(0.38)%	11,793
Dollar Tree, Inc.	516	(0.59)%	3,425
Steven Madden Ltd.	1	0.00%	(2)
Hyatt Hotels Corp. — Class A	491	(0.67)%	(895)
MarineMax, Inc.	2,446	(0.69)%	(2,577)
Dollar General Corp.	331	(0.44)%	(7,267)
DraftKings, Inc. — Class A	1,475	(0.57)%	(8,718)
Copart, Inc.	2,251	(1.13)%	(9,348)
CarMax, Inc.	1,705	(1.29)%	(35,751)
Total Consumer, Cyclical			(36,952)
Total MS Long/Short Equity Short Custom Basket			$(544,889)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.
[8]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at March 31, 2024.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$28,621,748	$—	$—		$28,621,748
Rights	—	—	—	*	—
Mutual Funds	13,757,091	—	—		13,757,091
Closed-End Funds	5,994,317	—	—		5,994,317
U.S. Treasury Bills	—	13,739,379	—		13,739,379
Repurchase Agreements	—	12,589,221	—		12,589,221
Securities Lending Collateral	78,246	—	—		78,246
Commodity Futures Contracts**	1,242,083	—	—		1,242,083
Currency Futures Contracts**	631,718	—	—		631,718
Interest Rate Futures Contracts**	305,599	208,793	—		514,392
Equity Futures Contracts**	302,027	52,108	—		354,135
Equity Custom Basket Swap Agreements**	—	8,029,185	—		8,029,185
Total Assets	$50,932,829	$34,618,686	$—		$85,551,515

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$6,731,737	$—	$—	$6,731,737
Exchange-Traded Funds Sold Short	5,686,410	—	—	5,686,410
Commodity Futures Contracts**	690,151	—	—	690,151
Currency Futures Contracts**	397,961	—	—	397,961
Equity Futures Contracts**	46,914	—	—	46,914
Equity Custom Basket Swap Agreements**	—	1,936,801	—	1,936,801
Total Liabilities	$13,553,173	$1,936,801	$—	$15,489,974

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,605,643	$–	$–	$–	$26,962	$6,632,605	269,618	$93,227
Guggenheim Strategy Fund III	1,940,217	–	–	–	9,484	1,949,701	79,031	26,155
Guggenheim Ultra Short Duration Fund — Institutional Class	5,143,454	–	–	–	31,331	5,174,785	522,178	67,234
	$13,689,314	$–	$–	$–	$67,777	$13,757,091		$186,616

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider. If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) or a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 5.31% Due 04/01/24	$166,514,975	$166,588,658	U.S. Treasury Notes 0.25% - 5.00% Due 03/31/24 - 02/15/33	$172,847,100	$169,834,991
			U.S. Treasury Strips 0.00% Due 11/15/27 - 05/15/48	4,894	4,141
			U.S. Treasury Bills 0.00% Due 04/11/24 - 05/02/24	4,500	4,480
			U.S. Treasury Bond 4.50% Due 05/15/38	800	840
			U.S. Treasury Inflation Indexed Bond 0.13% Due 04/15/27	874	823
				172,858,168	169,845,275
BofA Securities, Inc. 5.31% Due 04/01/24	64,044,221	64,072,561	U.S. Treasury Note 0.75% Due 03/31/26	70,171,700	65,325,118
Barclays Capital, Inc. 5.30% Due 04/01/24	58,050,546	58,076,185	U.S. Treasury Notes 0.63% - 3.50% Due 11/30/27 - 02/15/33	64,598,100	59,211,567

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$73,854	$78,246

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary will be classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the applicable Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$6,653,327	$183,107	$(444,760)	$(261,653)
Managed Futures Strategy Fund	73,903,444	2,777,700	(1,046,167)	1,731,533
Multi-Hedge Strategies Fund	62,525,445	12,227,855	(4,691,759)	7,536,096

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.